Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of information about key management personnel [Table Text Block]
	Year ended December 31,
	2018	2017
	$	$
Salaries and benefits	2,373	1,797
Share-based payments	312	736
Total compensation	2,685	2,533